Organization and Principal Activities	12 Months Ended
Dec. 31, 2017
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Lianluo Smart Limited (“Lianluo Smart” or the “Company”) (previously known as “Dehaier Medical Systems Limited”) was incorporated as an international business company under the International Business Companies Act, 1984, in the British Virgin Islands on July 22, 2003. On November 21, 2016, the Company changed its name from Dehaier Medical Systems Limited to Lianluo Smart Limited, and its NASDAQ stock ticker from DHRM to LLIT.

Lianluo Smart distributed and provided after-sale services for medical equipment in China mainly through its wholly-owned subsidiary, Beijing Dehaier Medical Technology Co., Limited (“BDL”). BDL was formed as a joint venture on September 24, 2003 as a joint venture between a Chinese entity, Beijing Dehaier Technology Co., Limited (“BTL”), and a foreign invested enterprise, Lianluo Smart. BDL has been focused on the development and distribution of medical devices since its inception and began developing its respiratory and oxygen homecare business in 2006.

The Company’s founder and chief executive office, Mr. Ping Chen, founded BTL, a PRC company. He currently owns approximately 91% of BTL, and his wife and several former employees of Lianluo Smart Limited own the remaining 9% of BTL. BTL previously leased some of its property to the Company and provided certain transportation and repair services to medical devices for which the Company is not obligated to perform warranty services, either because the warranty is expired or because the product was sold by another company.

On April 22, 2010, the Company completed an initial public offering of 1,500,000 common shares. The offering was completed at an issuance price of $8.00 per share. Prior to the offering, the Company had 3,000,000 issued and outstanding shares, and after the offering, the Company had 4,500,000 issued and outstanding shares.

On November 9, 2011, Lianluo Smart established a wholly-owned subsidiary in the United States, Breathcare LLC (“Breathcare”). Breathcare was dissolved on June 30, 2017.

On February 21, 2014, the Company and certain institutional investors entered into a securities purchase agreement in connection with an offering (Note 16).

On January 14, 2016, the Company completed an acquisition of 0.8% equity interest of BDL from BTL. The Company now holds 100% of the equity interest of BDL. This change reflects BDL’s reduced reliance on business with BTL in providing repair and maintenance services. Upon the execution of the Loss Absorption Agreement Termination (“VIE Termination”), we stopped all business activities with BTL as well.

On February 1, 2016, LCL was formed in Beijing, the PRC, for the business development in the portable health device market.

During the late 2015, BDL intended to discontinue part of its product lines among the traditional medical device business, which has been approved by the Board of Resolution on February 22, 2016. The results of operations of the traditional medical device business were reflected in the Company’s consolidated financial statements as discontinued operations (Note 22).

On April 28, 2016, the Company entered into a definitive securities purchase agreement (the “SPA”) with Hangzhou Lianluo Interactive Information Technology Co., Ltd. (“Lianluo Interactive” or “HLI”) to sell 11,111,111 of its common shares and warrants to purchase common shares to Lianluo Interactive for an aggregate purchase price of $20 million (Note 15).

On July 31, 2016, BDL entered into a Loss Absorption Agreement Termination (“VIE Termination”) with the BTL. According to the VIE Termination, the Loss Absorption Agreement (the “VIE Agreement”) among BDL, BTL and its shareholders Ping Chen, Bao Xian, Weibing Yang, Jian Sun, Zheng Liu and Yong Wang dated as of March 3, 2010 was terminated effective July 31, 2016. There is no relationship between BTL and the Company and its other subsidiaries after the effectiveness of the VIE Termination. The results of BTL’s operations were reflected in the Company’s consolidated financial statements as discontinued operations (Note 22).

Lianluo Smart, through its subsidiaries, now distributes branded, proprietary medical equipment, such as sleep apnea machines, ventilator air compressors, and laryngoscope. Standard product registration, product certification and quality management system have been established; ISO13485 industry standard has also already been passed. It also has the distribution rights for a number of international medical equipment suppliers for products including ventilator, laryngoscope, sleep apnea machines and other medical equipment accessories.

“Lianluo Smart” and the “Company” collectively refer to Lianluo Smart, a BVI registered company, and its subsidiaries, BDL and LCL. The “Company” may also from time to time in these Notes include the Company’s former VIE, BTL and former subsidiary, Breathcare.